Offerings	Oct. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	36,960,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 425,040,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 58,698.03
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Includes 17,400,000 shares of the registrant's common stock that are issuable upon the exercise of the pre-funded warrants referenced below.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Pre-funded warrants to purchase Common Stock
Amount Registered | shares	17,400,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act. Represents the sum of the pre-funded warrants sales price of $11.50 (with a nominal exercise price of $0.0001 per share remaining unpaid as of the issuance date) per pre-funded warrant issuable upon exercise of the pre-funded warrants. Pursuant to Rule 457(g), the entire fee is allocated to the common stock underlying the pre-funded warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common warrants to purchase Common Stock
Amount Registered | shares	73,920,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act. Pursuant to Rule 457(g), the entire fee is allocated to the common stock underlying the common warrants.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of the common warrants
Amount Registered | shares	73,920,000
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 1,478,400,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 204,167.04
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act. Represents shares of common stock issuable upon the exercise of the common warrants. Each common warrant will entitle the warrant holder to purchase one share of common stock at a price of $20.00 per share.